Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]
Current assets:
Cash and cash equivalents	$ 45	$ 67	$ 131
Trade receivables, net of allowance for doubtful accounts	84	73	75
Related parties receivables	1	1	1
Inventories	131	126	117
Deferred income taxes	7	4	7
Prepaid expenses and other current assets	12	13	15
Income tax receivable	8	13
Current assets held for sale			2
Total current assets	288	297	348
Property, plant and equipment, net	451	434	249
Equity method investment	20.0	20.0	12.0
Intangible assets, net	547	586	175
Goodwill	459	453	540
Capitalized debt issuance costs, net	48	57	10
Total assets	1,813	1,847	1,334
Current liabilities:
Current installments of long-term debt	6	6	29
Trade payables	85	80	72
Income tax payable	4	4	6
Other current liabilities	33	51	30
Deferred income taxes	2	2
Total current liabilities	130	143	137
Long-term debt	906	1,155	729
Related party long-term debt			373
Deferred income taxes	238	249	90
Long-term pension and post retirement benefit obligations	17	16	13
Other liabilities	9	13	24
Total liabilities	1,300	1,576	1,366
Common stock, value			14
Additional paid-in capital	532	298
Retained earnings	(27)	(28)	(24)
Accumulated other comprehensive income/(loss)	8	1	(22)
Total stockholders' equity	513	271	(32)
Total liabilities and equity	$ 1,813	$ 1,847	$ 1,334